Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Income Tax Disclosure [Abstract]
Canadian statutory rate	26.40%	26.40%	26.20%
Rate differential for U.S. operations	5.10%	2.00%	(7.30%)
Adjustment to valuation allowance	(30.70%)	(26.80%)	21.00%
Utilization of unrecognized losses and other tax attributes	0.00%	0.00%	(45.30%)
Permanent differences and other	(0.80%)	(2.10%)	6.70%
Total	0.00%	(0.50%)	1.30%